Commitments and Contingencies - Reconciliation of the non-cancellable lease commitments (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Impact on Consolidated Financial Statements
Total lease liabilities	$ 9,363,520		$ 5,317,944
IFRS 16
Impact on Consolidated Financial Statements
Operating lease commitments disclosed under IAS 17 in the Group's consolidated financial statements as of December 31, 2018			7,160,431
Discounted using the incremental borrowing rate at 1 January 2019			(2,669,751)
Finance lease liabilities recognized at 31 December 2018			5,317,944
Adjustments as a result of a different treatment of extension, termination options and short term and low value exemptions			306,632
Total lease liabilities	$ 4,797,312	$ 10,115,256	$ 4,641,705